Related party transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 14, 2016	Dec. 31, 2017	Dec. 31, 2016
Emera
Transactions with Third Party [Line Items]
Amounts due from related party		$ 4,397	$ 10,185
Amounts purchased from related party		1,006	3,939
Reimbursement of expenses	$ 510
Amounts due to related party		1,467	757
Equity Method Investee
Transactions with Third Party [Line Items]
Reimbursement of expenses		4,675	2,502
Design, Engineering, Supply and Construction Agreement | Emera
Transactions with Third Party [Line Items]
Related party contract amount		$ 7,600
Trafalgar Power Foreclosed Debt by Related Entity | Related Entity
Transactions with Third Party [Line Items]
Litigation settlement, amount			10,083
Reimbursement of legal fees			2,900
Gain related to litigation settlement			$ 6,600